Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (95.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.0%)
Comcast Corp. - Class A	133,580	6,179
Omnicom Group, Inc.	69,005	3,416

Total		9,595

Consumer Discretionary (19.2%)
Booking Holdings, Inc.*	3,580	6,124
Dollar General Corp.	38,430	8,056
Dollar Tree, Inc. *	66,327	6,058
Sony Corp., ADR *	75,515	5,796
The TJX Cos., Inc.	87,040	4,844

Total		30,878

Consumer Staples (9.7%)
Nestle SA, ADR	38,435	4,584
PepsiCo, Inc.	32,000	4,435
Unilever PLC, ADR	106,295	6,556

Total		15,575

Energy (1.1%)
Schlumberger, Ltd.	115,320	1,794

Total		1,794

Financials (20.1%)
Berkshire Hathaway, Inc. - Class B *	49,176	10,472
The Charles Schwab Corp.	118,495	4,293

Common Stocks (95.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
Chubb, Ltd.	43,200	5,016
JPMorgan Chase & Co.	45,100	4,342
Northern Trust Corp.	51,330	4,002
The Progressive Corp.	44,125	4,177

Total		32,302

Health Care (13.8%)
Koninklijke Philips NV *	111,000	5,234
Quest Diagnostics, Inc.	62,800	7,190
Smith & Nephew PLC, ADR	97,120	3,797
UnitedHealth Group, Inc.	19,000	5,924

Total		22,145

Industrials (20.7%)
Eaton Corp. PLC	48,310	4,929
Emerson Electric Co.	30,355	1,990
Expeditors International of Washington, Inc.	46,510	4,210
HD Supply Holdings, Inc.*	98,225	4,051
Honeywell International, Inc.	30,670	5,049
Masco Corp.	149,700	8,253
PACCAR, Inc.	55,440	4,728

Total		33,210

Common Stocks (95.6%)	Shares/ Par +	Value $ (000’s)
Information Technology (2.2%)
Accenture PLC - Class A	15,651	3,537

Total		3,537

Materials (2.8%)
PPG Industries, Inc.	36,570	4,465

Total		4,465

Total Common Stocks (Cost: $125,903)		153,501

Short-Term Investments (4.4%)
Money Market Funds (4.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	7,152,458	7,152

Total		7,152

Total Short-Term Investments (Cost: $7,152)		7,152

Total Investments (100.0%) (Cost: $133,055)@		160,653

Other Assets, Less Liabilities (0.0%)		69

Net Assets (100.0%)		160,722

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $133,055 and the net unrealized appreciation of investments based on that cost was $27,598 which is comprised of $36,504 aggregate gross unrealized appreciation and $8,906 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$153,501	$—	$—
Short-Term Investments	7,152	—	—

Total Assets:	$160,653	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand